Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Inventories
11.	Inventories

	2025 US$’000	2024 US$’000
Fuel oil	60,517	84,984
Lubricating oils	8,510	9,171
	69,027	94,155

The cost of inventories recognised as expenses included in “voyage expenses (Hafnia Vessels and TC Vessels)” amounted to US$267.7 million (2024: US$357.5 million); and included in “voyage expenses (External Vessels in Disponent-Owner Pools)” amounted to US$190.6 (2024: US$190.1 million). There was no write down of inventory to net realisable values as at the respective financial years ended 31 December 2025 and 31 December 2024.